UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bislett Management, LLC
Address:   200 Sheridan Avenue, Suite 408
           Palo Alto, CA 94036

Form 13F File Number:    28-12659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James D. Harris
Title:     Manager
Phone:     (650) 322-7600

Signature, Place and Date of Signing:


James D. Harris                    Palo Alto, CA            July 31, 2008


Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:      98,648 x 1,000


List of Other Included Managers:   None


                                                          <C
                                                          >
NAME OF ISSUER       TITLE               VALUE            SH   PUT  INV.  OTHE     VOTING AUTH
                     OF       CUSIP      X1000    SHARES  /    /    DISC  R
                     CLASS                                PR   CAL  .     MGR
                                                          N    L
                                                                                SOLE    SHR  NONE

BERKSHIRE HATHAWAY   COMMON   084670108  1811     15      SH        SOLE        15
INC DEL CL A
BERKSHIRE HATHAWAY   COMMON   084670207  160      40      SH        SOLE        40
INC DEL CL B
CHESAPEAKE ENERGY    COMMON   165167107  5277     80000   SH        SOLE        80000
CORPORATION OK
COCA COLA            COMMON   191219104  2768     160000  SH        SOLE        160000
ENTERPRISES INC
COMPASS MINERALS     COMMON   20451N101  8056     100000  SH        SOLE        100000
INTL INC
ENSTAR GROUP         COMMON   G3075P101  1225     14000   SH        SOLE        14000
LIMITED ISIN #BMG30
FINISHMASTER INC     COMMON   31787P108  5530     251368  SH        SOLE        251368
GRAY TELEVISION INC  COMMON   389375106  4506     1570000 SH        SOLE        1570000
IRON MOUNTAIN INC    COMMON   462846106  3983     150000  SH        SOLE        150000
DEL
LAMAR ADVERTISING    COMMON   512815101  1441     40000   SH        SOLE        40000
CO CL A
LEUCADIA NATL CORP   COMMON   527288104  7980     170000  SH        SOLE        170000
MARTIN MARIETTA      COMMON   573284106  4247     41000   SH        SOLE        41000
MATLS INC
MCDONALDS CORP       COMMON   580135101  1855     33000   SH        SOLE        33000
MEDIACOM             COMMON   58446K105  5113     957550  SH        SOLE        957550
XOMMUNICATIONS CORP
MOBILE MINI INC      COMMON   60740F105  6900     345000  SH        SOLE        345000
MOHAWK INDS INC      COMMON   608190104  1923     30000   SH        SOLE        30000
PIONEER NATURAL      COMMON   723787107  9394     120000  SH        SOLE        120000
RESOURCES CO
PLUM CREEK TIMBER    COMMON   729251108  1281     30000   SH        SOLE        30000
CO INC
PROGRESSIVE CORP     COMMON   743315103  1123     60000   SH        SOLE        60000
OHIO
SCRIPPS E W CO CL A  COMMON   811054204  831      20000   SH        SOLE        20000
NEW
SUN CMNTYS INC       COMMON   866674104  874      47940   SH        SOLE        47940
TRIPLE CROWN MEDIA   COMMON   89675K102  147      311793  SH        SOLE        311793
INC COM
VULCAN MATERIALS CO  COMMON   929160109  4782     80000   SH        SOLE        80000
WASHINGTON POST CO   COMMON   939640108  1291     2200    SH        SOLE        2200
CL B
WHOLE FOODS MKT INC  COMMON   966837106  5970     252000  SH        SOLE        252000
XTO ENERGY INC       COMMON   98385X106  2740     40000   SH        SOLE        40000
YUM! BRANDS INC      COMMON   988498101  7439     212000  SH        SOLE        212000


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